Marketable Securities (Held-To-Maturity Securities) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost basis	[1]	$ 33,138	$ 35,864
Gross unrealized holding gains
Gross unrealized holding (losses)		$ (345)	$ (340)
Aggregate fair value	[2]	32,793	35,524
Accrued interest on securities		256	339
Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost basis	[1]	$ 8,720	$ 15,328
Gross unrealized holding gains
Gross unrealized holding (losses)		$ (90)	$ (69)
Aggregate fair value	[2]	8,630	15,259
Non Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost basis	[1]	$ 24,418	$ 20,536
Gross unrealized holding gains
Gross unrealized holding (losses)		$ (255)	$ (271)
Aggregate fair value	[2]	$ 24,163	$ 20,265

[1]	Including accrued interest in the amount of US$ 339 thousand and US$ 256 thousand as of December 31, 2014 and 2015 respectively.
[2]	Fair value is being determined using quoted market prices in active markets (Level 1).